EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Numerator [Abstract]
Net Income	$ 42,270	$ 58,642
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	89,313,615	89,182,001
Dilutive - Weighted - Average Common Shares Outstanding (in shares)	89,313,615	89,182,001
Earnings per Common Share [Abstract]
Basic (in dollars per share)	$ 0.47	$ 0.66
Diluted (in dollars per share)	$ 0.47	$ 0.66